Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
5. Fair Value Measurements
No transfers between levels have occurred during the periods presented. The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	As of September 30, 2021
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds, included in cash and cash equivalents	$1,667,271	$1,667,271	$—	$—
Synlogic, Inc. common stock, included in investments	19,339	19,339	—	—
Synlogic, Inc. warrants, included in investments	7,772	—	7,772	—
Cronos Group Inc. common stock, included in investments	7,660	—	7,660	—
Loans receivable, included in prepaid expenses and other current assets	3,905	—	—	3,905
Loans receivable, net of current portion	10,161	—	—	10,161

Total assets	$1,716,108	$1,686,610	$15,432	$14,066

Liabilities:
Public Warrants, included in warrant liabilities	$116,955	$116,955	$—	$—
Private Placement Warrants, included in warrant liabilities	95,980	—	—	95,980
Contingent consideration, included in other non-current liabilities	8,737	—	—	8,737

Total liabilities	$221,672	$116,955	$—	$104,717

	As of December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds, included in cash and cash equivalents	$372,537	$372,537	$—	$—
Synlogic, Inc. common stock, included in investments	13,696	13,696	—	—
Synlogic, Inc. warrants, included in investments	5,504	—	5,504	—
Loans receivable, included in prepaid expenses and other current assets	2,268	—	—	2,268
Loans receivable, net of current portion	13,298	—	—	13,298

Total assets	$407,303	$386,233	$5,504	$15,566

The fair value of the warrants to purchase Synlogic common stock (Note 9) is calculated as the value of the underlying common stock, less the related unpaid exercise price and represents a Level 2 measurement within the fair value hierarchy.
During the three months ended September 30, 2021, the Company received 1,467,490 shares of Cronos Group Inc. (“Cronos”) common stock as consideration for the achievement of the first target productivity milestone under the collaboration agreement with Cronos to produce eight cultured cannabinoids. The fair value of the Cronos common stock is calculated as the quoted price of the common stock adjusted for short-term marketability restrictions. Accordingly, the shares are classified as Level 2 financial instruments.
Loans Receivable
As of September 30, 2021 and December 31, 2020, loans receivable primarily consisted of a revolving promissory note with Glycosyn, LLC (“Glycosyn”) which is secured by the assets of Glycosyn, including certain intellectual property such as patents and copyrights held by Glycosyn, (“Glycosyn Promissory Note”) and a series of convertible notes with Access Bio, Inc. (“Access Bio Convertible Notes”). The fair value of the Glycosyn Promissory Note and Access Bio Convertible Notes were determined based on significant inputs not observable in the market, which represent a Level 3 measurement within the fair value hierarchy. Significant changes in these unobservable inputs in isolation could have resulted in a significantly lower or higher fair value measurement. Refer to Note 6 for additional details on the Company’s loans receivable.
The Company used a probability-weighted discounted cash flow valuation approach to determine the fair value of the Glycosyn Promissory Note. Using this approach, the present value of the expected future cash flows was calculated under four settlement scenarios and then were weighted based on the estimated probability of each scenario. The four settlement scenarios considered in the valuation were (i) a qualified financing which resulted in a 20% conversion discount, (ii) repayment upon change in control, (iii) a dissolution scenario and (iv) repayment in accordance with the terms of the note. The significant assumptions used in valuing the Glycosyn Promissory Note included the expected timing and probability of each scenario and the discount rate. As of September 30, 2021, a discount rate of 15% was applied, the probability of each scenario ranged from 5% to 85% and the time to event-date was 0.25 years. As of December 31, 2020, a discount rate of 15% was applied and the probability and timing of each scenario ranged from 10% to 40% and from 1 to 2.5 years. The weighted average timing of the scenarios weighted based on the probability of each scenario as of September 30, 2021 and December 31, 2020 was 0.25 years and 1.2 years, respectively.
The Company used a Monte-Carlo simulation model to determine the fair value of the Access Bio Convertible Notes. The future stock price of Access Bio, Inc. (“Access Bio”) was simulated over the term of the note to assess the value of the settlement features which included (i) conversion into stock at a discount determined under a reset provision tied to the performance of Access Bio’s stock price and (ii) redemption at maturity. The significant assumptions used in determining the simulated future stock price included the expected timing of the conversion, which is assumed at maturity, and expected volatility. The significant assumptions used in determining the fair value of the Access Bio Convertible Notes under a redemption at maturity scenario was the discount rate and expected volatility. As of September 30, 2021, the key assumptions used were a discount rate of 30.7% and volatility of 90.0%. As of December 31, 2020, the key assumptions used were a discount rate of 32.8% and volatility of 88.5%.
The following table provides a reconciliation of loans receivable measured at fair value using Level 3 significant unobservable inputs (in thousands):

	2021	2020
Balance at January 1	$15,566	$4,830
Issuance of loans receivable	—	400
Proceeds from loans receivable	(304)	(217)
Change in fair value	(1,196)	295

Balance at September 30	$14,066	$5,308

Warrant Liabilities
The fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model as of the date the Company assumed the warrants from SRNG and subsequently as of the balance sheet date. The fair value of the Public Warrants have been measured based on the quoted price of such warrants on the NYSE. The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. Material increases (or decreases) in any of those inputs may result in a significantly higher (or lower) fair value measurement. The Company estimates the volatility of its Private Placement Warrants based on implied volatility from the Company’s Public Warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend yield is based on the historical rate, which the Company anticipates remaining at zero. Refer to Note 14 for additional details on the Company’s warrant liabilities.
The following table provides quantitative information regarding Level 3 inputs used in the recurring valuation of the Private Placement Warrants as of their measurement dates:

	September 16, 2021 (Closing)	September 30, 2021
Exercise price	$11.50	$11.50
Stock price	$11.42	$11.59
Volatility	53.1%	55.4%
Term	5 years	4.96 years
Risk-free rate	0.84%	0.98%
The following table provides a reconciliation of the Private Placement Warrants measured at fair value using Level 3 significant unobservable inputs (in thousands):

2021
Balance at January 1	$—
Additions pursuant to the Business Combination	90,263
Change in fair value	5,717

Balance at September 30	$95,980

Contingent Consideration
In connection with the acquisition of Dutch DNA, the Company recorded contingent consideration liabilities for the estimated fair value of earn-out
payments up to a maximum of $20.0 million payable to the seller upon the achievement of certain technical and commercial milestones by Dutch DNA pursuant to a Technical Development Agreement executed between the Company and Dutch DNA prior to the close of the acquisition. The contingent consideration liabilities are measured at fair value and are based on significant inputs not observable in the marketplace, which represent a Level 3 measurement. The fair value of the earn-outs was estimated using a combination of a probability-based approach and a discounted cash flow model. The key valuation inputs used as of the acquisition date were management’s estimate of the probability of achieving each milestone ranging from 10% to 80%, discount rates ranging from 6.93% to 9% and projections related to Dutch DNA’s after-tax
revenues for each of the calendar years 2021 through 2046. Material increases (or decreases) in any of those inputs may result in a significantly higher (or lower) fair value measurement.
There were no material changes to the valuation assumptions as of September 30, 2021, therefore, the change in fair value is not significant.

3. Fair Value Measurements

No transfers between
levels have occurred during the periods presented. The following tables present information about the Company’s financial assets measured at fair value on a recurring basis (in thousands):

	As of December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds, included in cash and cash equivalents	$372,537	$372,537	$—	$—
Synlogic, Inc. common stock, included in equity method investments	13,696	13,696	—	—
Synlogic, Inc. warrant, included in investments	5,504	—	5,504	—
Loans receivable, included in prepaid expenses and other current assets	2,268	—	—	2,268
Loans receivable, net of current portion	13,298	—	—	13,298

Total	$407,303	$386,233	$5,504	$15,566

	As of December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds, included in cash and cash equivalents	$480,178	$480,178	$—	$—
Synlogic, Inc. common stock, included in equity method investments	16,359	16,359	—	—
Synlogic, Inc. warrant, included in investments	6,574	—	6,574	—
Loan receivable, included in prepaid expenses and other current assets	1,106	—	—	1,106
Loan receivable, net of current portion	3,724	—	—	3,724

Total	$507,941	$496,537	$6,574	$4,830

As of December 31, 2020, loans receivable primarily consisted of a revolving promissory note with Glycosyn, LLC (“Glycosyn”) which is secured by the assets of Glycosyn, including certain intellectual property such as patents and copyrights held by Glycosyn, (“Glycosyn Promissory Note”) and a series of convertible notes with Access Bio, Inc. (“Access Bio Convertible Notes”). As of December 31, 2019, the loan receivable balance consisted of the Glycosyn Promissory Note. The fair value of the Glycosyn Promissory Note and Access Bio Convertible Notes were determined based on significant inputs not observable in the market, which represent a Level 3 measurement within the fair value hierarchy. Significant changes in these unobservable inputs in isolation could have resulted in a significantly lower or higher fair value measurement. Refer to Note 4 for additional details on loans receivable.
The Company used a probability-weighted discounted cash flow valuation approach to determine the fair value of the Glycosyn Promissory Note. Using this approach, the present value of the expected future cash flows were calculated under four settlement scenarios and then were weighted based on the estimated probability of each scenario. The four settlement scenarios considered in the valuation were (i) a qualified financing which resulted in a 20% conversion discount, (ii) repayment upon change in control, (iii) a dissolution scenario and (iv) repayment in accordance with the terms of the note. The significant assumptions used in valuing the Glycosyn Promissory Note during the years ended December 31, 2020 and 2019 included the expected timing and probability of each scenario and the discount rate. For the year ended December 31, 2020, a discount rate of 15% was applied and the probability and timing of each scenario ranged from 10% to 40% and spanned 1 to 2.5 years, respectively. For the year ended December 31, 2019, a discount rate of 15% was applied and the probability and timing of each scenario ranged from 20% to 40% and spanned 1 to 3.5 years, respectively. The weighted average timing of the scenarios weighted based on the probability of each scenario for the years ended December 31, 2020 and 2019 was 1.2 years and 2.3 years, respectively.
The Company used a
Monte-Carlo simulation model to determine the fair value of the Access Bio Convertible Notes. The future stock price of Access Bio, Inc. (“Access Bio”) was simulated over the term of the note to assess the value of the settlement features which included (i) conversion into stock at a discount determined under a reset provision tied to the performance of Access Bio’s stock price and (ii) redemption at maturity. The significant assumptions used in determining the simulated future stock price included the expected timing of the conversion, which is assumed at maturity, and expected volatility. The significant assumptions used in determining the fair value of the Access Bio Convertible Notes under a redemption at maturity scenario was the discount rate and expected volatility. For the year ended December 31, 2020 the discount rate that was used to determine fair value of the Access Bio Convertible Notes under the maturity scenario was 32.8%. For the year ended December 31, 2020, the volatility rate used to determine the fair value of the Access Bio Convertible Notes was 83.1% and 88.5% which represented the volatility rate at the inception and as of December 31, 2020, respectively.

The following table provides a reconciliation of all assets measured at fair value using Level 3 significant unobservable inputs (in thousands):

Loans Receivable
Balance as of December 31, 2018	$750
Issuance of loan receivable	4,994
Change in fair value	(914)

Balance as of December 31, 2019	$4,830

Purchase of loan receivable	10,000
Issuance of loans receivable	475
Proceeds from loans receivable	(800)
Change in fair value	1,061

Balance as of December 31, 2020	$15,566